Intangible Assets	12 Months Ended
Sep. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
8.
INTANGIBLE ASSETS

	Brands and Trademarks	Customer relationships	Intangible assets under development and prepayments	Other intangible assets	Total
Cost
September 30, 2023	1,444,184	323,259	1,052	6,720	1,775,215
Additions	—	—	10,457	425	10,882
Disposals	—	—	(4)	(938)	(942)
Transfers	—	—	(300)	300	—
Impact of foreign currency translation	(38,369)	(13,338)	(93)	457	(51,343)
September 30, 2024	1,405,815	309,921	11,112	6,964	1,733,812
Additions	—	—	2,288	3,947	6,235
Disposals	—	—	(8)	(15)	(23)
Transfers	—	—	(10,255)	10,530	275
Impact of foreign currency translation	(31,342)	(12,487)	(150)	(445)	(44,424)
September 30, 2025	1,374,473	297,434	2,987	20,981	1,695,875

Accumulated amortization
September 30, 2023	—	(65,472)	—	(4,007)	(69,479)
Amortization	—	(26,662)	—	(1,577)	(28,239)
Disposals	—	—	—	938	938
Transfers	—	—	—	—	—
Impact of foreign currency translation	—	2,820	—	(459)	2,361
September 30, 2024	—	(89,314)	—	(5,105)	(94,419)
Amortization	—	(26,291)	—	(2,375)	(28,666)
Disposals	—	—	—	15	15
Transfers	—	—	—	—	—
Impact of foreign currency translation	—	4,462	—	(19)	4,443
September 30, 2025	—	(111,143)	—	(7,484)	(118,627)

Net book value
September 30, 2024	1,405,815	220,607	11,112	1,859	1,639,393
September 30, 2025	1,374,473	186,291	2,987	13,497	1,577,248

Other intangibles are comprised primarily of acquired software licenses. The remaining amortization period for customer relationships amounts to 6-13 years.

Indefinite-life Intangibles

Indefinite-life intangibles relate to the Birkenstock brand. The Company tested the indefinite-life intangibles for impairment as part of the CGU impairment test and concluded that there was no impairment during the periods presented. See Note 7 - Goodwill.

The following table presents the carrying value of the indefinite-lived intangibles within the current groups of CGUs as of September 30, 2025:

	Americas	EMEA	APAC	Total
September 30, 2025	724,750	506,598	143,125	1,374,473

The following table presents the carrying value of the indefinite-lived intangibles within the previous groups of CGUs as of September 30, 2024:

	Americas	Europe	ASPA	MEAI	Total
September 30, 2024	760,768	485,557	108,786	50,704	1,405,815